Investments in Associates and Joint Ventures - Reconciles of Summary of Financial Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Group's interest in UHI:
Reversal of impairment	$ 1,107,996		$ 1,172,555		$ 1,276,990
TelevisaUnivision (formerly known as UH II)
Investments in Associates and Joint Ventures
Net (loss) income	(4,940,904)	$ (280,533)	(12,555,817)	$ (637,955)	4,232,441	$ 208,638
Other comprehensive income	4,278,446	$ 233,880	4,245,660	$ 209,354	232,773	$ 11,374
Purchase price allocation and other adjustments:
Net income (loss) adjustments	128,148		3,790,887		(4,834,744)
Group's interest in UHI:
Net loss	(4,812,756)		(8,764,930)		(602,303)
Other comprehensive income	$ 4,278,446		4,245,660		232,773
TelevisaUnivision (formerly known as UH II) | Other Financial Assets
Group's interest in UHI:
Reversal of impairment			$ 593,838		$ 4,161,704